Subsequent events - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 16, 2020	Mar. 10, 2020
Business combination consideration transferred	$ 75,900
Subsequent Event [Member] | Upfront Payment [Member]
Cash		$ 3,000
Subsequent Event [Member] | First Receipt [Member]
Cash		$ 500